Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (70,910)	$ (64,853)	$ (14,610)
Statutory tax rate	23.00%	23.00%	23.00%	24.00%	25.00%
Theoretical tax benefit	$ 16,309	$ 14,916	$ 3,360
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,491)	(4,474)	(2,558)
Effect of entities with different tax rates	(145)	(28)	(47)
Non-deductible expenses	(12,433)	(11,501)	(2,964)
Impact of different tax rate on temporary differences	0	(462)	(119)
Excess tax benefit on stock based compensation	593	1,562	2,178
Uncertain tax provision	(302)	0	0
Other	(108)	(172)	(50)
Effective income taxes	$ (577)	$ (159)	$ (200)